Cover	Nov. 01, 2024
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	Nov. 01, 2024
FileNumber	333-271350
Entity Registrant Name	Marky Corp.
Entity Central Index Key	0001973047
TaxIdentificationNumber	32-0689703
IncorporationStateCountryCode	WY
AddressLine1	San Sebastian 309, Martinica León
Address City	Guanajuato
AddressCountry	MX
PostalZipCode	37500
CityAreaCode	860
LocalPhoneNumber	9730746
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
EmergingGrowthCompany	true
ExTransitionPeriod	false